Condensed Consolidated Interim Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (5,472,512)	$ (4,372,949)	$ (5,779,841)	$ (4,865,376)
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Depreciation	35,564	30,528	54,719	57,195
Decrease in liability for employee rights upon retirement, net		(17,758)	(28,452)	(6,819)
Issuance of shares to employees and services providers	1,243,160	641,463	856,064	450,730
Non- cash expenses in the Yaaran purchase transaction	1,661,707
Share based compensation to employees and directors	18,164	65,270
Loss on investment in nonconsolidated affiliate	87,576
Interest expenses on loans		(643)
Gain from sales of property and equipment	(12,294)		(12,294)
Expenses on convertible loans				116,462
Exchange rate differences on operating leases	(3,446)	(13,912)	(13,731)
Decrease in accounts receivable	146,831	123,301	(19,967)	(24,689)
Increase in inventory	(9,058)	(62,258)	(59,103)	(6,247)
Decrease (increase) in other current assets	122,936	(241,566)	39,888	(200,673)
Decrease in accounts payable	(12,470)	(190,203)	(116,580)	337,680
Decrease in other liabilities	(65,027)	(87,975)	(112,083)	(158,008)
Decrease in operating lease expense			66,647
Change in operating lease liability			(68,858)
Net cash used in operating activities	(2,258,869)	(4,126,702)	(5,097,126)	(4,113,307)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(47,593)	(51,689)	(67,749)
Investment in nonconsolidated affiliate	(1,542,348)
Proceeds from sales of property and equipment	22,789
Decrease in funds in respect of employee rights upon retirement		12,163
Net cash used in investing activities	(1,519,559)	(35,430)	(51,689)	(67,749)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible loans				274,000
Repayments of long-term loans from banking institutions		(5,889)	(8,390)	(7,875)
Repayments of right of use asset arising from operating leases				(38,971)
Proceeds from stock issued for cash, net of issuance costs		4,103,330	4,103,330	10,497,862
Net cash provided by financing activities		4,097,441	4,094,940	10,725,016
Effect of exchange rate changes on cash and cash equivalents	8,486	(3,235)	(2,966)	(1,643)
DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(3,769,942)	(67,926)	(1,056,841)	6,542,317
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	5,750,771	6,807,612	6,807,612	265,295
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	1,980,829	6,739,686	5,750,771	6,807,612
Issuance of shares in exchange for investment in nonconsolidated affiliate (see Note 3)	826,705
Supplemental disclosure of cash flow information:
Interest				231
Non-cash transactions:
Termination of lease agreement				51,358
Termination of lease liability				50,072
Conversion of convertible loans				648,410
Deferred issuance expenses				40,000
Initial recognition of operating lease right-of-use assets		56,671	47,280	201,467
Initial recognition of operating lease liability		56,671	47,280	201,467
Issuance of shares for future services	$ 603,262	$ 166,853	$ 61,006